PROPERTY AND EQUIPMENT, NET	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 -             PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2022 and 2021 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2022	June 30, 2021
Office equipment	5	3%	200,947	208,765
Electric equipment	5	3%	26,945	26,091
Less: accumulated depreciation			(224,152)	(231,973)
Property and equipment, net			$3,740	$2,883

Depreciation expense totaled $297 and $838 for the years ended June 30, 2022 and 2021, respectively.

NOTE 6 -             PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2021 and 2020 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2021	June 30, 2020
Vehicles	5	3%	—	463,425
Office equipment	5	3%	208,765	190,763
Electric equipment	5	3%	26,091	23,841
Less: accumulated depreciation			(231,973)	(651,437)
Property and equipment, net			$2,883	$26,592

Depreciation expense totaled $838 and $2,491 for the years ended June 30, 2021 and 2020, respectively.

NOTE 7 -             PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2020 and 2019 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2020	June 30, 2019
Leasehold improvement	20	3%
Vehicles	5	3%	463,425	477,034
Office equipment	5	3%	190,763	196,365
Electric equipment	5	3%	23,841	23,678
Less: accumulated depreciation			(651,437)	(648,946)
Property and equipment, net			$26,592	$48,131

Depreciation expense totaled $2,491 and $17,846 for the years ended June 30, 2020 and 2019, respectively.